Financial Statements Schedule I - Condensed Balance Sheets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 229,660,148	$ 83,948,770	$ 13,160,696	$ 7,152,274
Prepayments and other current assets	954,506	143,527
Total current assets	230,614,654	84,092,297
Total assets	249,634,228	88,907,285
Current liabilities:
Warrant liabilities		3,900,000
Other payables	3,101,459	750,118
Total current liabilities	12,069,144	5,173,456
Deferred income	2,394,124	778,434
Total liabilities	14,463,268	5,951,890
Mezzanine equity
Total mezzanine equity		134,507,144
Shareholders' (deficit) equity
Ordinary shares (par value of US$0.00006 per share; 83,333,333 shares authorized, 9,657,175 and 49,912,570 shares outstanding as of December 31, 2016 and 2017, respectively)	2,995	579
Subscription receivable	(18)	(5)
Additional paid-in capital	345,269,688	9,313,646
Accumulated deficit	(110,551,613)	(60,167,437)
Additional other comprehensive (loss) income	449,908	(698,532)
Total shareholders' (deficit) equity	235,170,960	(51,551,749)	(18,369,903)	(2,950,677)
Total liabilities, mezzanine equity and shareholders' (deficit) equity	249,634,228	88,907,285
Series A1 Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity		10,028,572
Series A2 Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity		18,278,572
Series B1 Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity		53,100,000
Series B2 Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity		53,100,000
Parent Company
Current assets:
Cash and cash equivalents	181,910,618	24,813,050	$ 3,114,070	$ 6,335,498
Prepayments and other current assets	450,333
Total current assets	182,360,951	24,813,050
Investment in subsidiaries	54,885,326	62,042,345
Total assets	237,246,277	86,855,395
Current liabilities:
Warrant liabilities		3,900,000
Other payables	593,317
Total current liabilities	593,317	3,900,000
Deferred income	1,482,000
Total liabilities	2,075,317	3,900,000
Mezzanine equity
Total mezzanine equity		134,507,144
Shareholders' (deficit) equity
Ordinary shares (par value of US$0.00006 per share; 83,333,333 shares authorized, 9,657,175 and 49,912,570 shares outstanding as of December 31, 2016 and 2017, respectively)	2,995	579
Subscription receivable	(18)	(5)
Additional paid-in capital	345,269,688	9,313,646
Accumulated deficit	(110,551,613)	(60,167,437)
Additional other comprehensive (loss) income	449,908	(698,532)
Total shareholders' (deficit) equity	235,170,960	(51,551,749)
Total liabilities, mezzanine equity and shareholders' (deficit) equity	$ 237,246,277	86,855,395
Parent Company | Series A1 Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity		10,028,572
Parent Company | Series A2 Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity		18,278,572
Parent Company | Series B1 Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity		53,100,000
Parent Company | Series B2 Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity		$ 53,100,000